Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses And Other Receivables Abstract
Schedule of prepaid expenses and other current assets
	December 31,
	2022	2021

Prepaid expenses	$552	$1,453
Government authorities	239	596
Lease deposits	-	44
Other current assets	298	118

	$1,089	$2,211